Provisions and other liabilities - Summary of Restructuring Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Additional Provisions Other Provisions [Line Items]
Beginning Balance	€ 381
Ending balance	17,743	€ 381
Restructuring provision
Disclosure Of Additional Provisions Other Provisions [Line Items]
Current portion Beginning Balance	248	364
Non-current portion Beginning Balance	0	59
Beginning Balance	248	423
Capital contributions	0	53
Releases	0	0
Used during the year	(104)	(228)
Interest accretion	0	0
Current portion Ending Balance	144	248
Non-current portion Ending Balance	0	0
Ending balance	€ 144	€ 248